Property And Equipment, Net - Summary of Property And Equipment, Net (Detail) ¥ in Thousands, $ in Thousands	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	¥ 646,849		¥ 401,241
Less: Accumulated depreciation	(189,362)		(111,630)
Property and equipment, net	457,487	$ 65,420	289,611
Furniture, fixtures and equipment [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	93,920		60,244
Motor vehicles [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	9,022		6,532
Leasehold improvement [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	89,341		76,776
Office building [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	63,000		63,000
Construction in progress [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	347,893		194,689
R&D equipment [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	¥ 43,673		¥ 0